SUBSEQUENT EVENTS (Details)	Jan. 05, 2021 USD ($)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | EVC Platform Agreement | Subsequent event
Subsequent Event [Line Items]
Outstanding liability under the agreement	$ 0